Note 8 - Property and Equipment and Leases - Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Less than one year	$ 153
Two to three years	306
Four to five years	160
Thereafter
Undiscounted minimum lease payments	619
Effect of discounting	(143)
Present value of minimum lease payments - total lease obligation	476
Less: current portion	(93)	$ (74)
Long-term lease obligation	$ 383	$ 467